Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$476,645,288.53	$46,814,666.02	$429,830,622.51	0.648126	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,347,525,288.53	$46,814,666.02	$1,300,710,622.51

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,439,790,972.17	$1,389,733,505.55	0.686014
YSOC Amount	$87,517,989.58	$84,275,188.98
Adjusted Pool Balance	$1,352,272,982.59	$1,305,458,316.57
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$476,645,288.53	2.71000%	30/360	$1,076,423.94
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,347,525,288.53			$3,434,442.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,439,790,972.17	$1,389,733,505.55
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,352,272,982.59	$1,305,458,316.57
Number of Receivables Outstanding	75,891	74,753
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	50	49

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,254,438.57
Principal Collections	$49,790,568.55
Liquidation Proceeds	$95,581.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$54,140,588.17
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$54,140,588.17

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,199,825.81	$1,199,825.81	$—	$—	$52,940,762.36
Interest - Class A-1 Notes	$—	$—	$—	$—	$52,940,762.36
Interest - Class A-2 Notes	$1,076,423.94	$1,076,423.94	$—	$—	$51,864,338.42
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$50,112,411.50
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$49,695,391.83
First Allocation of Principal	$—	$—	$—	$—	$49,695,391.83
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$49,638,580.08
Second Allocation of Principal	$4,096,971.96	$4,096,971.96	$—	$—	$45,541,608.12
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,479,415.87
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,489,415.87
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,419,348.04
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,439,348.04
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,439,348.04
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,691,653.98
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,691,653.98
Remaining Funds to Certificates	$2,691,653.98	$2,691,653.98	$—	$—	$—
Total	$54,140,588.17	$54,140,588.17	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$87,517,989.58
Increase/(Decrease)	$(3,242,800.60)
Ending YSOC Amount	$84,275,188.98

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,352,272,982.59	$1,305,458,316.57
Note Balance	$1,347,525,288.53	$1,300,710,622.51
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	23	$266,898.07
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	43	$95,581.05
Monthly Net Losses (Liquidation Proceeds)			$171,317.02
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.18%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,628,821.77
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	111	$2,553,494.62
60-89 Days Delinquent	0.06%	37	$826,268.49
90-119 Days Delinquent	0.02%	10	$297,246.66
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.26%	158	$3,677,009.77

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$169,345.23
Total Repossessed Inventory		12	$286,564.48

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		47	$1,123,515.15
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.39	0.03%	15	0.02%